Law Offices of DT Chisolm, P.C.
11508 H-236 Providence Road
Charlotte, NC 28277

December 29, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Office of Filings, Information & Consumer Services

RE:           Global X Funds (“Trust”)
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information as supplemented, dated December 7, 2011, to the Prospectus dated September 20, 2011, for Global X FTSE Greece 20 ETF (the “Fund”).  The purpose of the filing is to submit the 497(e) filing dated December 7, 2011 in XBRL for the Fund.

If you have any questions regarding this filing, please contact me at (704) 806-2387.

Sincerely,

/s/ Daphne Tippens Chisolm
Law Offices of DT Chisolm, PC